SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - Athena Technology Solutions Holdings, LLC	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2026 USD ($)	Mar. 31, 2026 USD ($) segments shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2025 shares	Dec. 31, 2025 USD ($) segments shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Product Information [Line Items]
Number of reportable segments | segments		2			2
Allowance for Credit Loss			$ 0		$ 0	$ 0
Credit loss expense					0	114
Receivables written off					0	114
Loss Contract Reserve			51		51	572
Remaining performance obligation, amount		$ 356,600,000	503,123		503,123
Advertising Expense					545	175
Amortization of Other Deferred Charges					983,000	$ 1,088,000
Deferred offering costs		10,400,000	3,842,000		3,842,000
Deferred offering costs, paid		3,000,000	1,131,000		1,131,000
Deferred offering costs, unpaid		$ 7,400,000	$ 2,711,000		$ 2,711,000
Common Unit, Issued | shares		88,432,824	88,532,824		88,532,824	80,745,873
Common Unit, Outstanding | shares		88,432,824	88,532,824		88,532,824	80,745,873
Common Unit, Authorized | shares		88,532,824	88,532,824		88,532,824	80,745,873
Business Combination, Contingent Consideration, Liability			$ 0		$ 0	$ 98,150,000	$ 285,378,000
Temporary Equity, Stock Issued During Period, Shares, New Issues | shares		15,342	100,000	100,000
Future Incentive Units Stock Repurchase Period	12 months
Capital Unit, Class A
Product Information [Line Items]
Common Unit, Issued | shares			88,532,824		88,532,824	80,745,873
Common Unit, Outstanding | shares			88,532,824		88,532,824	80,745,873
Common Unit, Authorized | shares			88,532,824		88,532,824	80,745,873
Common Incentive Units | shares			7,479,111		7,479,111	7,204,111
2026
Product Information [Line Items]
Remaining performance obligation, (in percentage)			96.60%		96.60%
2027
Product Information [Line Items]
Remaining performance obligation, (in percentage)			3.40%		3.40%
Direct Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage		88.00%		68.00%	78.00%	81.00%
Customer A | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage		71.00%			67.00%	42.00%
Customer B | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage		13.00%				15.00%
Incentive Units
Product Information [Line Items]
Stock Repurchase Future Value	$ 1,100,000	$ 1,100,000
Payments for Repurchase of Equity	1,048,000
Class A Units
Product Information [Line Items]
Stock Repurchase Future Value	1,000,000
Payments for Repurchase of Equity	$ 1,000,000